Unaudited Condensed Consolidated Statements of Preferred Shares and Shareholders' Equity (Parenthetical)	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares
SERIES A $0.00001 PAR VALUE
Preferred shares, par value	$ 0.00001	$ 0.00001
SERIES B $0.00001 PAR VALUE
Preferred shares, par value	0.00001	0.00001
SERIES C $0.00001 PAR VALUE
Preferred shares, par value	$ 0.00001	$ 0.00001